Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2013
Variable Interest Entities [Abstract]
Schedule of Variable Interest Entities [Table Text Block]

The carrying amount and maximum exposure to losses relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary, and which have not been consolidated, were as follows:

	As at December 31, 2013		As at December 31, 2012
	Carrying amount	Maximum exposure to loss	Carrying amount	Maximum exposure to loss

Equity method investment	$7,191	$7,191	$7,126	$7,126
Accounts receivable	3,621	3,621	2,127	2,127